Fair Value Measurements (Details) - Schedule of assets and liabilities that are measured at fair value on a recurring basis - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Level 1 [Member]
Assets:
Investments held in Trust Account – U.S. Treasury Securities Money Market Fund	$ 174,266,206
Level 3 [Member]
Liabilities:
Warrant Liabilities – Private Warrants	$ 3,204,000	$ 7,320,000